COMMITMENTS AND CONTINGENT LIABILITIES	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 7:-          COMMITMENTS AND CONTINGENT LIABILITIES

Litigations:

The Company is the defendant in various lawsuits, including employment-related litigation claims, construction claims and other legal proceedings in the normal course of its business. Litigation and governmental proceedings can be expensive, lengthy and disruptive to normal business operations, and can require extensive management attention and resources, regardless of their merit. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.